Derivative Asset (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets

	December 31, 2021	December 31, 2020
Opening balance	$—	$—
Interest rate cap premium	7,000	—
Unrealized gain on interest rate cap	227	—
Closing balance	$7,227	$—
Less: Current portion of derivative asset	(533)	—
Non-current portion of derivative asset	$6,694	$—